Reinsurance - Schedule of Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Ceded future policyholder benefits and expenses	$ 2,130.0	$ 2,150.0
Ceded unearned premium	27.1	27.7
Ceded claims and benefits payable	1,254.7	1,373.7
Ceded paid losses	12.7	13.6
Total Reinsurance recoverable	$ 3,424.5	$ 3,565.0